Segment Information (Tables)	12 Months Ended
Jun. 30, 2024
Segment Information [Abstract]
Schedule of Operating Segments Information	The results are shown as follows for the years ended June 30, 2024, 2023 and 2022:
Revenue	2024	2023	2022
Installation and Maintenance	$29,773,730	$41,177,200	$40,017,962
Housekeeping	15,409,924	17,210,122	16,340,910
Senior care services	4,025,456	6,515,953	7,392,221
Educational consulting services	1,257,045	1,050,397	-
Sales of pharmaceutical products	219,159	2,368,071	-
Total	$50,685,314	$68,321,743	$63,751,093
Cost of revenue	2024	2023	2022
Installation and Maintenance	$22,015,277	$27,989,959	$26,791,434
Housekeeping	13,194,887	14,453,168	13,411,221
Senior care services	2,188,798	4,471,015	4,191,920
Educational consulting services	521,549	671,825	-
Sales of pharmaceutical products	64,207	2,178,131	-
Total	$37,984,718	$49,764,098	$44,394,575
Gross profit	2024	2023	2022
Installation and Maintenance	$7,758,453	$13,187,241	$13,226,528
Housekeeping	2,215,037	2,756,954	2,929,689
Senior care services	1,836,658	2,044,938	3,200,301
Educational consulting services	735,496	378,572	-
Sales of pharmaceutical products	154,952	189,940	-
Total	$12,700,596	$18,557,645	$19,356,518

Sales and marketing expenses	2024	2023	2022
Installation and Maintenance	$-	$-	$-
Housekeeping	-	-	-
Senior care services	-	-	-
Educational consulting services	-	-	-
Sales of pharmaceutical products	-	-	-
Unallocated	21,343,126	22,691,231	11,989,919
Total	$21,343,126	$22,691,231	$11,989,919
General and administrative expenses	2024	2023	2022
Installation and Maintenance	$-	$-	$-
Housekeeping	-	-	-
Senior care services	-	-	-
Educational consulting services	-	-	-
Sales of pharmaceutical products	-	-	-
Unallocated	7,443,170	26,230,966	8,219,584
Total	$7,443,170	$26,230,966	$8,219,584
Current assets	2024	2023
Installation and Maintenance	$-	$-
Housekeeping	-	-
Senior care services	-	-
Educational consulting services	808,082	819,311
Sales of pharmaceutical products	1,218,825	1,520,107
Unallocated current assets	106,742,639	81,691,818
Total	$108,769,546	$84,031,236
Non-current assets	2024	2023
Installation and Maintenance	$-	$-
Housekeeping	-	-
Senior care services	4,795,273	5,118,174
Educational consulting services	7,284	17,350
Sales of pharmaceutical products	1,373	649,608
Unallocated non-current assets	65,145,347	68,439,239
Total	$69,949,277	$74,224,371